Gabelli Financial Services Opportunities ETF
Schedule of Investments — March 31, 2025 (Unaudited)
Shares Market Value
COMMON STOCKS – 94.2%
Banking – 6.9%
35,730
Bank of America Corp. ............................
$ 1,491,013

Capital One Financial Corp. ....................
51,280

First Citizens BancShares Inc., Cl. A ......
1,006,787
968
State Street Corp. ...................................
86,665
1,944
The Bank of New York Mellon Corp. .......
163,043
2,798,788
Computer Software and Services – 6.5%
4,980
FactSet Research Systems Inc. ..............
2,264,107
1,550
Fiserv Inc.† .............................................
342,287
2,606,394
Financial Services – 80.8%
2,419
Affiliated Managers Group Inc. ...............
406,465
2,222
American Express Co. ............................
597,829
8,957
Apollo Global Management Inc. ..............
1,226,572
6,080
Berkshire Hathaway Inc., Cl. B† .............
3,238,086
9,490
BGC Group Inc., Cl. A ............................
87,023
8,556
Blackstone Inc. .......................................
1,195,958
80,995
Blue Owl Capital Inc. ..............................
1,623,140
6,270
Chubb Ltd. ..............................................
1,893,477
2,850
Credit Acceptance Corp.† ......................
1,471,597
1,944
Federated Hermes Inc. ...........................
79,257
4,166
Interactive Brokers Group Inc., Cl. A ......
689,848
6,600
JPMorgan Chase & Co. ..........................
1,618,980
13,540
KKR & Co. Inc. ........................................
1,565,359
3,983
LPL Financial Holdings Inc. ....................
1,302,999
7,315
M&T Bank Corp. .....................................
1,307,556

Markel Group Inc.† .................................
1,353,598
15,000
Millrose Properties Inc., REIT† ...............
397,650
2,660
Moody's Corp. .........................................
1,238,735
4,248
Morgan Stanley ......................................
495,614
6,650
Nasdaq Inc. .............................................
504,469
238
PayPal Holdings Inc.† .............................
15,529
142,420
Paysafe Ltd.† ..........................................
2,234,570
950
Raymond James Financial Inc. ...............
131,964
1,801
S&P Global Inc. ......................................
915,088
24,232
Silvercrest Asset Management Group
Inc., Cl. A ............................................
396,436

Stifel Financial Corp. ...............................
89,547
18,322
The Charles Schwab Corp. .....................
1,434,246
2,912
Tiptree Inc. ..............................................
70,150
1,900
Visa Inc., Cl. A ........................................
665,874
26,722
W. R. Berkley Corp. .................................
1,901,538
23,740
Wells Fargo & Co. ...................................
1,704,295
90,000
WisdomTree Inc. .....................................
802,800
32,656,249
TOTAL COMMON STOCKS .......... 38,061,431
CLOSED-END FUNDS – 5.8%
28,406
Blue Owl Capital Corp., BDC ..................
416,432
Shares Market Value
391,660
SuRo Capital Corp., BDC† .....................
$ 1,946,550
TOTAL CLOSED-END FUNDS ......... 2,362,982
TOTAL INVESTMENTS — 100.0%
(cost $36,062,093) ..................................
$ 40,424,413
† Non-income producing security.
BDC    Business Development Company
REIT Real Estate Investment Trust